SCHEDULE OF LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Derivative liability	$ 269,593	$ 781,924	$ 531,527
Total liabilities	269,593	781,924
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liability
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liability
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liability	269,593	781,924
Total liabilities	$ 269,593	$ 781,924